Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD STAR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Supplement [Text Block]	star_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus for Institutional Select Shares Dated March 29, 2016

Prospectus Text Changes

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because the Fund’s Institutional Select Shares have not yet begun operations, the information presented in the bar chart and table reflects the performance of the Institutional Shares of Vanguard Total International Stock Index Fund. (Institutional Shares are offered through a separate prospectus.) Performance of the Fund’s Institutional Select Shares would be substantially similar to that of the Institutional Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Total International Stock Index reflects performance of the MSCI EAFE + Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI ex USA Investable Market Index (IMI) returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

.

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PSI 1969 042016

Vanguard Total International Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	star_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus for Institutional Select Shares Dated March 29, 2016

Prospectus Text Changes

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because the Fund’s Institutional Select Shares have not yet begun operations, the information presented in the bar chart and table reflects the performance of the Institutional Shares of Vanguard Total International Stock Index Fund. (Institutional Shares are offered through a separate prospectus.) Performance of the Fund’s Institutional Select Shares would be substantially similar to that of the Institutional Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Total International Stock Index reflects performance of the MSCI EAFE + Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI ex USA Investable Market Index (IMI) returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

.

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PSI 1969 042016